Hedging activities - Reconciliation of cash flow hedge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	€ 31	€ 104	€ 151
Net fair value gains/(losses) recognised in OCI	22	38	102
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(23)	(111)	(149)
Net losses transferred to goodwill in connection with the Acquisition	2
Reserve of cash flow hedges ending balance	32	31	104
Inventories
Disclosure of detailed information about hedging instruments [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(13)	(83)
Foreign currency contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	4	20	26
Net fair value gains/(losses) recognised in OCI	41	(26)	13
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	5	10	(19)
Net losses transferred to goodwill in connection with the Acquisition	2
Reserve of cash flow hedges ending balance	52	4	20
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	35	79	153
Net fair value gains/(losses) recognised in OCI	(27)	67	43
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(24)	(111)	(117)
Net losses transferred to goodwill in connection with the Acquisition	0
Reserve of cash flow hedges ending balance	(16)	35	79
Interest rate and cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges beginning balance	(8)	5	(28)
Net fair value gains/(losses) recognised in OCI	8	(3)	46
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(4)	(10)	(13)
Net losses transferred to goodwill in connection with the Acquisition	0
Reserve of cash flow hedges ending balance	€ (4)	€ (8)	€ 5